Condensed Consolidated Statements of Shareholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 2,958	$ 2,711,606	$ (881,963)	$ 1,832,601
Balance, shares at Dec. 31, 2015	29,576,998
Fair value of common stock issued to employees	$ 14	110,986		111,000
Fair value of common stock issued to employees, shares	145,000
Net loss			(538,710)	(538,710)
Balance at Dec. 31, 2016	$ 2,972	2,822,592	(1,420,673)	1,404,891
Balance, shares at Dec. 31, 2016	29,721,998
Fair value of common stock issued to employees	$ 579	3,286,921		3,287,500
Fair value of common stock issued to employees, shares	5,786,765
Net proceeds from sale of common stock	$ 51	454,949		455,000
Net proceeds from sale of common stock, shares	511,957
Fair value of common stock issued for services	$ 172	2,480,828		2,481,000
Fair value of common stock issued for services, shares	1,717,000
Fair value of common stock purchased by officer	$ 78	399,922		400,000
Fair value of common stock purchased by officer, shares	784,314
Fair value of vested stock options		274,096		274,096
Deemed dividend related to sale of Series-A Convertible Preferred Shares		(606,948)		(606,948)
Net loss			(14,021,728)	(14,021,728)
Balance at Dec. 31, 2017	$ 3,852	9,077,690	(15,442,401)	(6,326,189)
Balance, shares at Dec. 31, 2017	38,522,034
Fair value of common stock issued to employees	$ 250	500,167		500,417
Fair value of common stock issued to employees, shares	250,000
Net proceeds from sale of common stock	$ 822	1,067,178		1,068,000
Net proceeds from sale of common stock, shares	821,538
Fair value of common stock issued for services	$ 465	717,735		718,200
Fair value of common stock issued for services, shares	465,000
Fair value of vested stock options		561,671		561,671
Shares issued on exercise of warrants	$ 856	941,140		941,996
Shares issued on exercise of warrants, shares	856,360
Shares issued on conversion of Series-A Convertible Preferred Shares	$ 316	315,734		316,050
Shares issued on conversion of Series-A Convertible Preferred Shares, shares	316,050
Extinguishment of derivative liability		1,302,653		1,302,653
Net loss			(370,705)	(370,705)
Balance at Mar. 31, 2018	$ 41,231	$ 14,483,968	$ (15,813,106)	$ (1,287,907)
Balance, shares at Mar. 31, 2018	41,230,982